EARNING PER SHARE (Details)	12 Months Ended
	Jun. 30, 2023 USD ($) category $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares
Numerator
Profit (Loss) for the year (basic EPS) | $	$ 18,779,876	$ (7,199,618)	$ (6,870,163)
Profit (Loss) for the year (diluted EPS) | $	$ 18,779,876	$ (7,199,618)	$ (6,870,163)
Denominator
Weighted average number of shares (basic EPS) | shares	62,146,082	42,302,318	39,218,632
Weighted average number of shares (diluted EPS) | shares	63,185,508	42,302,318	39,218,632
Basic profit (loss) attributable to ordinary equity holders of the parent | $ / shares	$ 0.3022	$ (0.1702)	$ (0.1752)
Diluted profit (loss) attributable to ordinary equity holders of the parent | $ / shares	$ 0.2972	$ (0.1702)	$ (0.1752)
Number of categories of dilutive shares | category	2